Taxation - Schedule of valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Components of Deferred Tax Assets [Abstract]
Balance as of January 1	¥ 998,146	¥ 819,725
Change of valuation allowance	118,333	178,421
Balance as of December 31	¥ 1,116,479	¥ 998,146